Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 07, 2022	Apr. 20, 2023	Jan. 19, 2023	Oct. 17, 2022	Mar. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 18, 2022
Accounting Policies [Abstract]
Cash						$ 67,497		$ 67,497	$ 67,497		$ 55,789
Cash and non-cash equivalents								67,497			55,789		$ 283,403
Marketable securities held in the trust account													$ 47,387,687
Aggregate shares redeemed (in Shares)	1,025,281	258	159,203	2,375,991	633,792
Subject to possible redemption of shares (in Shares)								405,475			564,936		4,600,000
Ordinary shares, per share (in Dollars per share)								$ 10			$ 10
Federal deposit insurance coverage								$ 250,000			$ 250,000
Shares issued (in Shares)															633,792
Public shares [Member]
Accounting Policies [Abstract]
Subject to possible redemption of shares (in Shares)											564,936
Ordinary Shares [Member]
Accounting Policies [Abstract]
Shares issued (in Shares)						261,000		261,000	261,000		261,000
Nukkleus Inc.[Member]
Accounting Policies [Abstract]
Equity method investment												$ 4,310,745
Accounts receivable												0
Federally-insured limits						$ 250,000		$ 250,000	$ 250,000			250,000
Cash												1,571,000		667,000
Other current assets						52,703		52,703	$ 52,703			$ 15,617		12,221
Services cost percentage									1.60%			1.60%
Marketing costs amounted												$ 420,186		17,874
Foreign Currency Translation Description									Asset and liability accounts at June 30, 2023 and September 30, 2022 were translated at 0.7867 GBP and 0.8987 GBP to $1.00, respectively, which were the exchange rates on the balance sheet dates. Asset and liability accounts at June 30, 2023 and September 30, 2022 were translated at 0.9162 EUR and 1.0221 EUR to $1.00, respectively, which were the exchange rates on the balance sheet dates. Asset and liability accounts at June 30, 2023 were translated at 1.3235 CAD to $1.00, which was the exchange rate on the balance sheet date. Equity accounts were stated at their historical rates. The average translation rate applied to the statement of operations for the nine months ended June 30, 2023 and 2022 was 0.8249 GBP and 0.7615 GBP to $1.00, respectively. The average translation rate applied to the statement of operations for the nine months ended June 30, 2023 was 0.9429 EUR to $1.00. The average translation rate applied to the statement of operations for the period from February 18, 2023 through June 30, 2023 was 1.3516 CAD to $1.00. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.			Asset and liability accounts at September 30, 2022 and 2021 were translated at 0.8987 GBP and 0.7426 GBP to $1.00, respectively, which were the exchange rates on the balance sheet dates. Asset and liability accounts at September 30, 2022 were translated at 1.0221 EUR to $1.00, which was the exchange rate on the balance sheet date. Equity accounts were stated at their historical rates. The average translation rate applied to the statement of operations for the year ended September 30, 2022 and for the period from May 28, 2021 through September 30, 2021 was 0.7835 GBP and 0.7224 GBP to $1.00, respectively. The average translation rate applied to the statement of operations for the period from January 12, 2022 through September 30, 2022 was 0.9440 EUR to $1.00. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.
Insurance limit						250,000		$ 250,000	$ 250,000
Advertising and marketing						$ 1,670	$ 147,177		$ 51,087	$ 345,826		$ 420,186		17,874
Nukkleus Inc.[Member] | Equity Method Investments [Member]
Accounting Policies [Abstract]
Equity method investment												$ 4,310,745		$ 0
Nukkleus Inc.[Member] | Minimum [Member]
Accounting Policies [Abstract]
Estimated useful life						3 years		3 years	3 years			3 years
Nukkleus Inc.[Member] | Maximum [Member]
Accounting Policies [Abstract]
Estimated useful life						5 years		5 years	5 years			5 years
Nukkleus Inc.[Member] | Level 3 [Member]
Accounting Policies [Abstract]
Equity method investment												$ 4,310,745
Financial Instruments [Member]
Accounting Policies [Abstract]
Shares issued (in Shares)						4,600,000		4,600,000	4,600,000		4,600,000
Over-Allotment Option [Member]
Accounting Policies [Abstract]
Shares issued (in Shares)						6,000,000		6,000,000	6,000,000		6,000,000
Initial Public Offering [Member]
Accounting Policies [Abstract]
Shares issued (in Shares)						261,000		261,000	261,000		261,000
Private Warrant [Member]
Accounting Policies [Abstract]
Shares issued (in Shares)						261,000		261,000	261,000		261,000
Initial public offering of warrants (in Shares)								261,000			261,000
Private Rights [Member]
Accounting Policies [Abstract]
Shares issued (in Shares)						261,000		261,000	261,000		261,000